UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: ______

Central Index Key Number of securitizer: ______

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

[✔]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Bunker Hill Loan Depositary Trust 2019-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001769330

Central Index Key Number of issuing entity (if applicable): _____

Central Index Key Number of underwriter (if applicable): _______

Aaron Greenberg, Senior Vice President

Telephone (213) 536 3018

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GRAND AVENUE DEPOSITOR, LLC (Depositor)

By: Grand Avenue Acquisition Company, LLC, its manager

By: /s/Justin Guichard

Name: Justin Guichard

Title: Authorized Signatory

By: /s/Aaron Greenberg

Name: Aaron Greenberg

Title: Authorized Signatory

Date: July 5, 2019

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Digital Risk, LLC (“Digital Risk”) Executive Summary

Exhibit 99.2	Digital Risk Citadel Exceptions Report

Exhibit 99.3	Digital Risk Citadel Rating Agency Report